Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	12 Months Ended
Sep. 30, 2013 Y
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	1.13%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.12%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	2.96
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	3
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	141.67%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	71.11%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	27.97%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	1.94%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	$ 0.065
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	$ 0.089